Capital Management, Corporate Governance Transparency Policy and Risk Management - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 ARS ($) Director Board_member Branches	Dec. 31, 2019 ARS ($)
Disclosure of detailed information about financial instruments [line items]
Number of board of directors | Board_member	13
Number of independent directors | Director	6
Percentage of high liquidity assets portfolio	25.00%
Percentage of the refinanced principal not yet settled	5.00%
Percentage of confidence level	99.00%
Liabilities	$ 622,983,252	$ 461,759,370
Bank and similar charges	150,654
Loans to consumers	3,083,342
Loans and advances to banks	3,679,382
Impairment credit losses	$ 445,386
Bottom of range [member] | Low Risk Customer [Member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Number of arrear days upon impairment	5 days
Bottom of range [member] | No Low Risk Customer [Member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Number of arrear days upon impairment	31 days
Bottom of range [member] | No Low Risk Customer [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Number of arrear days upon impairment	30 days
Number of arrear days upon increase risk for PD comparison	31 days
Top of range [member] | Low Risk Customer [Member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Number of arrear days upon increase risk for PD comparison	4 days
Top of range [member] | Low Risk Customer [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Number of arrear days upon impairment	30 days
Number of arrear days upon increase risk for PD comparison	4 days
Top of range [member] | Low Risk Customer [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Number of arrear days upon impairment	90 days
Top of range [member] | No Low Risk Customer [Member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Number of arrear days upon increase risk for PD comparison	0 days
Top of range [member] | No Low Risk Customer [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Number of arrear days upon impairment	30 days
Number of arrear days upon increase risk for PD comparison	31 days
Top of range [member] | No Low Risk Customer [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Number of arrear days upon impairment	90 days
Top of range [member] | Nonlow Risk [Member] | Small And Medium Size Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities	$ 72,640
Top of range [member] | Nonlow Risk [Member] | Agricultural Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities	$ 72,640
Banco Macro SA [member]
Disclosure of detailed information about financial instruments [line items]
Number of branches | Branches	463
Liabilities	$ 603,048,974	$ 457,560,065